As filed with the Securities and Exchange Commission on November 29, 2004
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1: Schedule of Investments

                                 DELAFIELD FUND, INC.
                               STATEMENT OF NET ASSETS
                                 September 30, 2004
                                     (Unaudited)

                                                                       Value
Common Stocks (85.61%)                           Shares              (Note 1)
                                                 ------              --------

Building (2.19%)
Walter Industries, Inc.                         405,000           $    6,488,100
                                                                  --------------
Chemicals (13.16%)
Ashland Inc.                                    120,000                6,729,600
Cytec Industries Inc.                           125,000                6,118,750
Eastman Chemical Company                         70,000                3,328,500
Engelhard Corporation                           225,000                6,378,750
H.B. Fuller Company                             125,000                3,425,000
Hercules Incorporated*                          475,000                6,768,750
(The) Lubrizol Corporation                      153,500                5,311,100
Lydall, Inc.*                                   100,000                  930,000
                                                                  --------------
                                                                      38,990,450
                                                                  --------------
Computer & Computer Services (2.00%)
Unisys Corporation*                             575,000                5,934,000
                                                                  --------------
Consumer Products & Services (13.14%)
ElkCorp                                         200,000                5,552,000
Furniture Brands International, Inc.            350,000                8,778,000
Maytag Corp.                                    175,000                3,214,750
Newell Rubermaid Inc.                           325,000                6,513,000
ProQuest Company*                               342,000                8,789,400
(The) Reader's Digest Association, Inc.         125,000                1,823,750
(The) Stanley Works                             100,000                4,253,000
                                                                  --------------
                                                                      38,923,900
                                                                  --------------
Energy (3.08%)
Devon Energy Corporation                         10,000                  710,100
Forest Oil Corporation*                         125,000                3,765,000
Pioneer Natural Resources Company               135,000                4,654,800
                                                                  --------------
                                                                       9,129,900
                                                                  --------------
Financial Products & Services (6.04%)
Harland (John H.) Company                       175,000                5,486,250
MoneyGram International Inc.                    100,000                1,708,000
R.R. Donnelley & Sons Co.                       225,000                7,047,000
SAFECO Corporation                               80,000                3,652,000
                                                                  --------------
                                                                      17,893,250
                                                                  --------------
Industrial Products (18.18%)
AMETEK, Inc.                                    250,000                7,580,000
AO Smith Corp.                                  125,000                3,043,750
Commercial Metals Company                        53,500                2,125,020
Federal Signal Corporation                      150,000                2,787,000
Flowserve Corporation*                          100,000                2,418,000
GrafTech International Ltd.*                    250,000                3,487,500
Harsco Corporation                              100,000                4,490,000
Honeywell International Inc.                    200,000                7,172,000
Kennametal Inc.                                 125,000                5,643,750
Material Sciences Corporation*                  176,000                2,374,240
Navistar International Corporation*             210,000                7,809,900
UNOVA, Inc.*                                    350,000                4,917,500
                                                                  --------------
                                                                      53,848,660
                                                                  --------------

                                                                       Value
Common Stocks (Continued)                       Shares               (Note 1)
                                                ------               --------
Instrumentation (4.85%)
Mettler-Toledo International Inc.*               90,000           $    4,249,800
Thermo Electron Corporation*                    375,000               10,132,500
                                                                  --------------
                                                                      14,382,300
                                                                  --------------
Real Estate (1.73%)
Kimco Realty Corporation                        100,000                5,130,000
                                                                  --------------
Retail (4.41%)
Foot Locker, Inc.                               400,000                9,480,000
Jones Apparel Group Inc.                        100,000                3,580,000
                                                                  --------------
                                                                      13,060,000
                                                                  --------------
Technology (8.78%)
ESCO Technologies Inc.*                         125,000                8,470,000
Filenet Corp.*                                   87,000                1,519,020
Imation Corp.                                   105,000                3,736,950
International Rectifier Corp.*                  200,000                6,860,000
Itron, Inc.*                                     75,000                1,308,750
Symbol Technologies Inc.                        325,000                4,108,000
                                                                  --------------
                                                                      26,002,720
                                                                  --------------
Miscellaneous (8.05%)
Acuity Brands Inc.                              175,000                4,159,750
Allied Waste Industries Inc.*                   325,000                2,876,250
Overnite Corporation                            100,000                3,143,000
Reynolds & Reynolds Company                     175,000                4,317,250
Sonoco Products                                 100,000                2,644,000
Steris Corp.*                                   200,000                4,388,000
Thomas Industries Inc.                           36,200                1,136,680
Yellow Roadway Corporation*                      25,000                1,172,250
                                                                  --------------
                                                                      23,837,180
                                                                  --------------
Total Common Stocks (Cost $199,401,174)                           $  253,620,460
                                                                  --------------

                                                 Face                 Value
                                                Amount               (Note 1)
                                                ------                ------

Short-Term Investment (12.14%)
Repurchase Agreement (12.14%)
J.P. Morgan Securities Inc., purchased on
09/30/04, 1.70%, due 10/01/04, Repurchase
proceeds $35,955,698 (Collateralized by
FHLB, 2.500% to 5.750%, due 12/15/04 to
08/15/11, value $5,871,378; FNMA, 1.875% to
7.250%, due 09/15/05 to 07/15/32, value
$26,595,690; RFIN, 0.000%, due 10/15/14
to 01/15/21, value $3,988,308; TVBD, 6.375%
due 06/15/05, value $222,760)               $35,954,000               35,954,000
                                                                  --------------
Total Short-Term Investments (Cost $35,954,000)                   $   35,954,000
                                                                  --------------
Total Investments (97.75%) (Cost $235,355,174+)                      289,574,460
Cash and other assets, net of liabilities (2.25%)                      6,669,297
                                                                  --------------
Net Assets (100.00%), 11,753,395 shares outstanding               $  296,243,757
                                                                  ==============
Net asset value, offering and redemption price per share:         $        25.21
                                                                  ==============
 -------------------------------------------------------------------------------
*   Non-income producing.
+ Aggregate cost for federal income tax purposes is $235,480,844. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $57,202,791 and $3,109,175 respectively, resulting in net appreciation of $54,093,616.

Note 1: Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates market value.

41867   DEL3Q2004

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Delafield Fund, Inc.


By (Signature and Title)*         /s/Rosanne Holtzer
                                     Rosanne Holtzer, Secretary


Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)          /s/Steven W. Duff
                                     Steven W. Duff, Principal Executive Officer


Date: November 29, 2004


By (Signature and Title)*         /s/Richard DeSanctis
                                     Richard DeSanctis, Treasurer


Date: November 29, 2004


* Print the name and title of each signing officer under his or her signature.